Property, Plant and Equipment (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Property, Plant and Equipment [Line Items]
Depreciation And Amortization Capital Leased Assets	0	0
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	102,749	122,189	155,668	142,089
Depreciation And Amortization Capital Leased Assets			1,072	4,725